Offerings - Offering: 1	Jun. 11, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $.02 par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	13.58
Maximum Aggregate Offering Price	$ 27,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,750.80
Offering Note	FN1 to "Fee Calculation Rule": Fee calculated in accordance with Rules 457(c) and (h) under the Securities Act of 1933 (the "Securities Act"). FN2 to "Amount Registered": Represents additional shares of Registrant's Common Stock that may be issued under the Second Amended and Restated PAR Technology Corporation 2015 Equity Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act, this Registration Statement shall cover any additional shares or Registrant's Common Stock that become issuable under the Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction. FN3 to "Proposed Maximum Offering Price Per Share": Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act based on the average high and low prices of the Registrant's Common Stock as reported on the New York Stock Exchange on June 9, 2026.